Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

3. Segment information

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management's assessment, the Company has determined that the production line for commercial printing is situated in the PRC, while the major sales operations are located in Hong Kong. Since the majority (approximately 85% of total revenue) of revenue is generated from Hong Kong, the Company considered that no geographical location disclosure was required.

The following table shows disaggregated revenue by major merchandise categories for the six months ended June 30, 2024 and 2025, respectively:

	Six months ended June 30,
	2024			2025
	HK$	US$	%	HK$	US$	%
Book products	43,707,926	5,597,624	53.3%	34,020,084	4,333,824	41.4%
Novelty and packaging products	38,226,333	4,895,602	46.7%	48,101,149	6,127,613	58.6%
	81,934,259	10,493,226	100.0%	82,121,233	10,461,437	100.0%